Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	Information regarding the Company’s expected amortization expense is as follows: AMORTIZATION OF INTANGIBLE ASSETS

Amount
Expected for Years Ended December 31,
2014	805
Thereafter	—

Total	$805